CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Ordinary	Additional Paid-In Capital	Accumulated Earnings (Deficit)	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2009	$ 280,133	$ 11,012	$ 320,672	$ (68,631)	$ 17,080
Beginning Balance (in shares) at Dec. 31, 2009		550,609,256
Issuance of ordinary shares pursuant to share option plan (in shares)		10,362,824
Issuance of ordinary shares pursuant to share option plan	2,363	207	2,156
Share-based compensation expense	10,085		10,085
Currency translation adjustment	9,438				9,438
Net income	90,811			90,811
Ending Balance at Dec. 31, 2010	392,830	11,219	332,913	22,180	26,518
Ending Balance (in shares) at Dec. 31, 2010		560,972,080
Issuance of ordinary shares pursuant to share option plan (in shares)		9,517,272
Issuance of ordinary shares pursuant to share option plan	1,637	191	1,446
Share-based compensation expense	11,473		11,473
Currency translation adjustment	18,807				18,807
Net income	80,979			80,979
Ending Balance at Dec. 31, 2011	505,726	11,410	345,832	103,159	45,325
Ending Balance (in shares) at Dec. 31, 2011		570,489,352
Issuance of ordinary shares pursuant to share option plan (in shares)	1,752,184	7,743,594
Issuance of ordinary shares pursuant to share option plan	1,380	155	1,225
Share-based compensation expense	14,314		14,314
Conversion of convertible notes (in shares)		22,771,021
Conversion of convertible notes	35,864	455	35,409
Repurchase of ordinary shares issued for convertible notes (in shares)		(22,771,021)
Repurchase of ordinary shares issued for convertible notes	(37,003)	(455)	(35,409)	(1,139)
Repurchase of ordinary shares (in shares)		(17,111,944)
Repurchase of ordinary shares	(30,000)	(343)	(29,657)
Currency translation adjustment	1,358				1,358
Net income	86,584			86,584
Ending Balance at Dec. 31, 2012	$ 578,223	$ 11,222	$ 331,714	$ 188,604	$ 46,683
Ending Balance (in shares) at Dec. 31, 2012		561,121,002